Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	$ 2,560				$ 3,705				$ 2,560	$ 3,705
Long-Lived Assets	5,520				7,387				5,520	7,387
Net Income (Loss) Attributable to Parent	(54,888)	$ (17,784)	$ (4,419)	$ 6,680	16,279	$ 25,556	$ (112,296)	$ 1,602	(70,411)	(68,859)	$ 110,748
Revenues	(29,846)	$ 44,165	$ (22,526)	$ 38,913	7,146	$ 7,942	$ 7,855	$ 9,085	30,706	32,028	$ 91,299
Income generating assets [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	125				160				125	160
Net Income (Loss) Attributable to Parent									(74,891)	34,595
Revenues									(36)	7,376
Pharmaceutical [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	2,960				3,682				2,960	3,682
Net Income (Loss) Attributable to Parent									(19,048)	(98,368)
Revenues									0	0
Medical devices [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	2,435				3,545				2,435	3,545
Net Income (Loss) Attributable to Parent									(5,230)	(5,086)
Revenues									30,742	24,652
Strategic positions [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	$ 0				$ 0				0	0
Net Income (Loss) Attributable to Parent									28,758	0
Revenues									$ 0	$ 0